Cover	Jul. 15, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 16, 2026, Quantum Cyber N.V. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the U.S. Securities and Exchange Commission (the “SEC”) in connection with the completion of the Company’s acquisition of (i) certain parcels of real property located at 38 Union Avenue, Bridgeport, Connecticut from Arcade Realty LLC (“Arcade Realty,” and such acquisition, the “Property Acquisition”) and (ii) certain assets of Arcade Technology LLC (“Arcade Technology”) used in Arcade Technology’s business of providing precision metal stamping services as well as tool design and manufacturing services (the “Asset Acquisition,” and together, with the Property Acquisition, the “Acquisition”).
Document Period End Date	Jul. 15, 2026
Entity File Number	001-41010
Entity Registrant Name	Quantum Cyber N.V.
Entity Central Index Key	0001874252
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	200 Connecticut Ave
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06854
City Area Code	561
Local Phone Number	562-4111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value €0.01 per share
Trading Symbol	QUCY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false